Capital Stock (Tables)	12 Months Ended
Mar. 31, 2021
Capital Stock [Abstract]
Common shares: Unlimited number of common shares without par value

Following is a roll-forward of ordinary shares as of March 31, 2021 and 2020:

	Years Ended March 31,
	2021		2020
	Ordinary Shares	Amount	Ordinary Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of year	10,988	$117,817	10,858	$116,237
Shares issued in a private placement, net of issue costs	698	6,732	–	–
Exchange of SalvaRx warrants for PBI warrants	–	2,640	–	–
Settlement of non-controlling interest in SalvaRx	–	2,451	–	–
To reflect warrants issued and outstanding (d)	–	(330)	–	–
Fair value adjustment for shares issued at a discount in SalvaRx	397	1,256	–	–
Expiration of unexercised stock options	–	58	–	282
Shares issued in connection with the acquisition of interest in Intensity Holdings Limited	–	–	130	1,298
Shares issued for services	1	25	-–	–
Balance, end of year	12,084	$130,649	10,988	$117,817